UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust

(Exact name of Registrant as specified in charter)

J. Garrett Stevens

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip code)

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis and Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: August 31, 2019

Date of reporting period: May 31, 2019

Item 1. Schedule of Investments

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Vesper U.S. Large Cap Short-Term Reversal Strategy ETF

Schedule of Investments

May 31, 2019 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.9%

Communication Services — 16.1%
Activision Blizzard	20,023	$868,398
Charter Communications, Cl A *	2,345	883,596
Comcast, Cl A	21,015	861,615
Walt Disney	6,706	885,460
		3,499,069
Consumer Discretionary — 8.0%
Carnival	17,066	873,609
eBay	24,415	877,230
		1,750,839
Consumer Staples — 7.8%
Costco Wholesale	3,665	878,061
Sysco	11,850	815,517
		1,693,578
Energy — 4.0%
Anadarko Petroleum	12,378	871,040

Financials — 7.9%
Jefferies Financial Group	48,333	854,044
JPMorgan Chase	8,147	863,256
		1,717,300
Industrials — 24.0%
Cummins	5,568	839,432
Honeywell International	5,359	880,537
Johnson Controls International PLC	23,037	887,385
Lockheed Martin	2,596	878,850
Republic Services, Cl A	10,537	891,325
United Continental Holdings *	11,118	863,313
		5,240,842
Information Technology — 20.0%
Apple	4,959	868,172
Cadence Design Systems *	13,809	877,838
Paychex	10,295	883,208
Red Hat *	4,756	876,531
TE Connectivity	10,211	860,073
		4,365,822
Materials — 8.1%
Ecolab	4,833	889,707
Sherwin-Williams	2,067	867,003
		1,756,710
Real Estate — 4.0%
Boston Properties ‡	6,716	878,654

Total Common Stock
(Cost $22,037,200)		21,773,854

Total Investments - 99.9%
(Cost $22,037,200)		$21,773,854

Percentages are based on Net Assets of $21,787,854.

*	Non-income producing security.
‡	Real Estate Investment Trust
Cl — Class
PLC — Public Limited Company

As of May 31, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For the period ended May 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended May 31, 2019, there were no Level 3 investments.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statement.

VES-QH-001-0200

Item 2. Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: July 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: July 29, 2019

By (Signature and Title)	/s/ James J. Baker, Jr.,
James J. Baker, Jr., Treasurer

Date: July 29, 2019